Combined Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Net sales	$ 968.2	$ 996.7	$ 1,072.1
Cost of goods sold	(516.6)	(553.7)	(570.8)
Gross profit	451.6	443.0	501.3
Selling, general and administrative expenses	(239.5)	(218.8)	(272.7)
Amortization of intangible assets	(12.6)	(12.7)	(12.6)
Impairment of goodwill and other intangible assets	(566.5)	(19.4)	0
Other operating expenses, net	(1.6)	(1.3)	(0.8)
Operating (loss) profit	(368.6)	190.8	215.2
Intercompany interest expense	(51.5)	(51.5)	(58.3)
Other expense	(1.7)	0	0
Loss on sale of receivables	(13.0)	0	0
Equity in earnings of partnership	4.2	2.2	0
(Loss) earnings before income taxes	(430.6)	141.5	156.9
Income tax expense (provision)	6.3	(49.5)	(55.8)
Net (loss) earnings	$ (424.3)	$ 92.0	$ 101.1
Basic and Diluted	$ (12.33)	$ 2.67	$ 2.94
Basic and Diluted	34.4	34.4	34.4